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September 15, 2006

Via Edgar

Securities and Exchange Commission

Division of Corporate Finance

Washington, D.C. 20549

Re:	Guidance Software, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Guidance Software, Inc. (the “Company”), pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 101(a) of Regulation S-T, we are transmitting in electronic format for filing a Registration Statement on Form S-1 covering a securities offering by the Company of shares of its common stock, par value $0.001 per share, in connection with the Company’s proposed initial public offering.

Please note that a fee payable to the Securities and Exchange Commission (the “Commission”) in the amount of $8,560 in payment of registration fees has been wired to the Commission’s account pursuant to Rule 13(c) of Regulation S-T.

If you have any questions or comments relating to this transmittal, please call me at (213) 485-1234.

Respectfully yours,

/s/ Julian T. H. Kleindorfer

Julian T. H. Kleindorfer

of LATHAM & WATKINS LLP

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